INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The following table summarizes intangible assets included on the consolidated balance sheet:

	March 31, 2024
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(412,777)	$847,086
Indefinite-lived intangible assets:
In-process research and development	17,000,000	—	17,000,000
Total	$18,259,863	$(412,777)	$17,847,086

	December 31, 2023
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(377,716)	$882,147
Indefinite-lived intangible assets:
In-process research and development	17,000,000	—	17,000,000
Total	$18,259,863	$(377,716)	$17,882,147

The following table summarizes intangible assets with a finite useful life included on the consolidated balance sheet as of December 31, 2023 and 2022:

	December 31, 2023
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(377,716)	$882,147

Indefinite-lived intangible assets:
In-process research and development	17,000,000	-	17,000,000
Total	$18,259,863	$(377,716)	$17,882,147

	December 31, 2022
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$880,000	$(279,683)	$600,317
Total	$880,000	$(279,683)	$600,317

SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS

Future amortization of intangible assets are estimated to be as follows:

Years Ending December 31:
2024 (remaining 9 months)	$105,182
2025	140,243
2026	140,243
2027	140,243
2028	140,243
Thereafter	180,932
$847,086
Future amortization of intangible assets, net are estimated to be as follows:

Years Ending December 31:
2024	140,243
2025	140,243
2026	140,243
2027	140,243
2028	140,243
Thereafter	180,932
$882,147